SEGMENTAL INFORMATION - Assets, Non-Current Assets, Capital Expenditures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Disclosure of operating segments [line items]
Total assets	$ 8,072	$ 8,000	[1]	$ 7,705	[1]
Capital expenditure	1,028	1,028		774
Goodwill	105	119		126
Impairment and derecognition of assets	308	7		1
Gold income	4,388	3,903		4,490
Cost of sales	3,362	2,857		2,829	[2]
Amortisation	633	477		575
Gross profit (loss)	1,133	1,172		1,747	[2]
Tangible assets	4,209	3,493	[1]	2,917	[1]
Adjustments
Disclosure of operating segments [line items]
Capital expenditure				38
Gold income				168
Cost of sales		0		130
Amortisation				5
Gross profit (loss)		0		38		$ (5)
Tangible assets		33		33		$ (5)
Australia *
Disclosure of operating segments [line items]
Goodwill	105	111		118
Americas *
Disclosure of operating segments [line items]
Goodwill	0	8		8
Impairment and derecognition of assets in corporate and other	304	1		0
Corporate and other
Disclosure of operating segments [line items]
Impairment and derecognition of assets in corporate and other	0	1		0
South Africa
Disclosure of operating segments [line items]
Impairment and derecognition of assets in corporate and other				17
Africa
Disclosure of operating segments [line items]
Impairment and derecognition of assets in corporate and other	4	4		0
South Africa #
Disclosure of operating segments [line items]
Non-current assets	40	61		59
Foreign entities
Disclosure of operating segments [line items]
Non-current assets	5,767	5,640		5,086
DRC
Disclosure of operating segments [line items]
Non-current assets	1,063	1,604		1,604
Gold income	596	659		647
Ghana
Disclosure of operating segments [line items]
Non-current assets	1,349	1,191		948
Gold income	874	565		704
Tanzania
Disclosure of operating segments [line items]
Non-current assets	594	510		425
Gold income	920	875		1,133
Australia
Disclosure of operating segments [line items]
Non-current assets	758	806		849
Gold income	967	890		989
Brazil
Disclosure of operating segments [line items]
Non-current assets	659	797		627
Gold income	717	749		853
North America
Disclosure of operating segments [line items]
Non-current assets	617	0		0
Operating segments
Disclosure of operating segments [line items]
Total assets	8,072	8,000		7,705
Capital expenditure	1,118	1,100		795
Gold income	4,984	4,562		5,137
Cost of sales	3,704	3,207		3,169
Amortisation	728	582		679
Gross profit (loss)	1,389	1,483		2,055
Operating segments | Australia *
Disclosure of operating segments [line items]
Total assets	960	1,034		1,044
Capital expenditure	202	185		143
Gold income	967	890		989
Cost of sales	783	740		705
Amortisation	172	150		160
Gross profit (loss)	188	153		286
Operating segments | Australia * | Sunrise Dam
Disclosure of operating segments [line items]
Capital expenditure	50	62		53
Gold income	410	416		459
Cost of sales	371	364		342
Amortisation	54	60		64
Gross profit (loss)	40	53		117
Operating segments | Australia * | Tropicana - Attributable 70%
Disclosure of operating segments [line items]
Capital expenditure	152	122		90
Gold income	557	474		530
Cost of sales	382	346		338
Amortisation	117	88		94
Gross profit (loss)	177	130		194
Operating segments | Australia * | Administration and other
Disclosure of operating segments [line items]
Capital expenditure	0	1		0
Cost of sales	30	30		25
Amortisation	1	2		2
Gross profit (loss)	(29)	(30)		(25)
Operating segments | Americas *
Disclosure of operating segments [line items]
Total assets	1,406	1,573		1,370
Capital expenditure	322	346		168
Gold income	1,036	1,028		1,211
Cost of sales	913	822		764
Amortisation	185	161		163
Gross profit (loss)	229	325		532
Operating segments | Americas * | Cerro Vanguardia
Disclosure of operating segments [line items]
Total assets	514	491		456
Capital expenditure	66	69		31
Gold income	319	279		358
Cost of sales	273	261		269
Amortisation	39	27		26
Gross profit (loss)	122	111		157
Operating segments | Americas * | AngloGold Ashanti Mineração
Disclosure of operating segments [line items]
Total assets	625	781		650
Capital expenditure	199	195		104
Gold income	557	600		649
Cost of sales	477	435		392
Amortisation	106	108		109
Gross profit (loss)	111	191		273
Operating segments | Americas * | Serra Grande
Disclosure of operating segments [line items]
Total assets	228	252		189
Capital expenditure	57	82		33
Gold income	160	149		204
Cost of sales	162	123		101
Amortisation	40	25		27
Gross profit (loss)	(2)	26		104
Operating segments | Americas * | Administration and other
Disclosure of operating segments [line items]
Total assets	39	49		75
Cost of sales	1	3		2
Amortisation	0	1		1
Operating segments | Administration and other
Disclosure of operating segments [line items]
Total assets	872	313		256
Capital expenditure	17	52		49
Operating segments | Administration and other | Colombian projects
Disclosure of operating segments [line items]
Total assets	244	211		176
Capital expenditure	16	52		49
Operating segments | Administration and other | North American projects
Disclosure of operating segments [line items]
Total assets	628	102		80
Capital expenditure	1	0		0
Operating segments | Administration and other | Administration and other
Disclosure of operating segments [line items]
Gross profit (loss)	(2)	(3)		(2)
Operating segments | Corporate and other
Disclosure of operating segments [line items]
Total assets	(751)	(854)		(1,046)
Capital expenditure	1	11		0
Cost of sales	(4)	5		2
Amortisation	(4)	(3)		(2)
Gross profit (loss)	9	(6)		2
Operating segments | Africa
Disclosure of operating segments [line items]
Total assets	4,083	4,226		3,989
Capital expenditure	576	506		435
Gold income	2,981	2,644		2,937
Cost of sales	2,004	1,650		1,702
Amortisation	367	268		354
Gross profit (loss)	981	999		1,239
Operating segments | Africa | Kibali - Attributable 45%
Disclosure of operating segments [line items]
Total assets	1,063	1,604		1,604
Capital expenditure	90	72		52
Gold income	596	659		647
Cost of sales	342	350		340
Amortisation	95	105		104
Gross profit (loss)	256	311		308
Operating segments | Africa | Iduapriem
Disclosure of operating segments [line items]
Total assets	436	386		328
Capital expenditure	146	105		60
Gold income	443	361		485
Cost of sales	314	238		280
Amortisation	80	19		74
Gross profit (loss)	130	124		206
Operating segments | Africa | Obuasi
Disclosure of operating segments [line items]
Total assets	1,268	1,036		923
Capital expenditure	159	168		206
Gold income	431	204		219
Cost of sales	266	164		164
Amortisation	40	22		11
Gross profit (loss)	165	41		55
Operating segments | Africa | Siguiri
Disclosure of operating segments [line items]
Total assets	447	463		458
Capital expenditure	27	38		30
Gold income	591	545		453
Cost of sales	488	410		377
Amortisation	50	47		41
Gross profit (loss)	103	135		76
Operating segments | Africa | Geita
Disclosure of operating segments [line items]
Total assets	864	732		670
Capital expenditure	154	123		87
Gold income	920	875		1,133
Cost of sales	594	488		542
Amortisation	102	75		124
Gross profit (loss)	327	388		593
Operating segments | Africa | Administration and other
Disclosure of operating segments [line items]
Total assets	5	5		6
Cost of sales	0	0		(1)
Gross profit (loss)	0	0		1
Elimination of intersegment amounts | Equity-accounted joint ventures included above
Disclosure of operating segments [line items]
Gold income	596	659		647
Cost of sales	342	350		340
Amortisation	95	105		104
Gross profit (loss)	256	311		308
Discontinued operations - South Africa
Disclosure of operating segments [line items]
Gold income	0	0
Cost of sales				287
Gross profit (loss)				83
Discontinued operations - South Africa | Operating segments
Disclosure of operating segments [line items]
Capital expenditure	0	0		35
Gold income	0	0		408
Discontinued operations - South Africa | Elimination of intersegment amounts | Equity-accounted joint ventures included above
Disclosure of operating segments [line items]
Capital expenditure	(90)	(72)		(56)
Aggregate continuing and discontinued operations
Disclosure of operating segments [line items]
Capital expenditure	1,118	1,100		830
Gold income	4,388	3,903
Cost of sales	3,362	2,857		3,116
Gross profit (loss)	1,133	1,172		1,830
Aggregate continuing and discontinued operations | Operating segments
Disclosure of operating segments [line items]
Gold income	$ 4,388	$ 3,903		$ 4,898

[1]	The tangible assets and accumulated losses and other reserve balances for 31 December 2021 and 31 December 2020 have been retrospectively restated and increased with $33m due to the initial application of the amendment to IAS 16 “Property, Plant and Equipment - Proceeds before Intended Use” on 1 January 2022. Refer to note 1.
[2]	Comparative periods have been retrospectively restated, where indicated, due to the initial application of the amendment to IAS 16 "Property, Plant and Equipment - Proceeds before Intended Use" on 1 January 2022. Refer to note 1.